Fair Value Measurements (Details) - Schedule of changes in the level 3 convertible promissory notes and securities measured at fair value - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurement adjustments	$ 3,896	$ (4,549)	$ (5,383)	$ (19,810)
Fair Value, Inputs, Level 3 [Member] | Convertible Promissory Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance (beginning of period)	34,803	0	0	0
Additions			29,420	24,145
Fair value measurement adjustments	(266)		5,383	4,901
Conversion			0	(29,046)
Balance (end of period)	34,537		34,803	0
Fair Value, Inputs, Level 3 [Member] | Bridge Loans [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Additions	31,800
Fair value measurement adjustments	(3,630)
Balance (end of period)	28,170
Fair Value, Inputs, Level 3 [Member] | Securities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance (beginning of period)	$ 0	$ 0	0	0
Additions			0	63,095
Fair value measurement adjustments			0	14,909
Conversion			0	(78,004)
Balance (end of period)			$ 0	$ 0